UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         February 11, 2011
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        83
Form 13F Information Table Value Total:        $276,692


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      386     4470 SH       SOLE                     4470
AT&T Inc.                      COM              00206R102      415    14113 SH       SOLE                    14113
Abbott Laboratories            COM              002824100     1238    25835 SH       SOLE                    25835
Air Products & Chemicals Inc.  COM              009158106      218     2400 SH       SOLE                     2400
American Express Company       COM              025816109     1525    35522 SH       SOLE                    35522
Apache Corporation             COM              037411105     1034     8672 SH       SOLE                     8672
Apple Inc.                     COM              037833100     2197     6810 SH       SOLE                     6810
Automatic Data Processing, Inc COM              053015103      264     5700 SH       SOLE                     5700
BP plc ADR                     COM              055622104      641    14508 SH       SOLE                    14508
BYD Company LTD ADR            COM              05606l100      630    59640 SH       SOLE                    59640
BYD Company LTD H Shares -Sedo COM              Y1023R104     3687   696900 SH       SOLE                   696900
Baxter International, Inc.     COM              071813109      339     6694 SH       SOLE                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    15658      130 SH       SOLE                      130
Berkshire Hathaway, Inc. Cl. B COM              084670702    23997   299551 SH       SOLE                   299551
Bristol-Myers Squibb Co.       COM              110122108      298    11240 SH       SOLE                    11240
Buckeye Partners, L.P.         COM              118230101     2937    43940 SH       SOLE                    43940
Canadian Natural Resources Ltd COM              136385101     4357    98090 SH       SOLE                    98090
Canadian Oil Sands Trust       COM              13642L100      872    32810 SH       SOLE                    32810
Chevron Corp.                  COM              166764100     7924    86835 SH       SOLE                    86835
Cisco Systems Inc.             COM              17275R102      233    11500 SH       SOLE                    11500
Coca-Cola Company              COM              191216100     2213    33641 SH       SOLE                    33641
Colgate Palmolive Co.          COM              194162103      435     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104    12253   179924 SH       SOLE                   179924
Devon Energy Corporation       COM              25179M103     2040    25978 SH       SOLE                    25978
Disney (Walt) Co.              COM              254687106      275     7338 SH       SOLE                     7338
Eli Lilly & Company            COM              532457108     1287    36732 SH       SOLE                    36732
Emerson Electric Co.           COM              291011104      338     5915 SH       SOLE                     5915
Enterprise Bancorp Inc         COM              293668109      408    29976 SH       SOLE                    29976
Exxon Mobil Corporation        COM              30231G102    13086   178968 SH       SOLE                   178968
Freeport-McMoRan Copper & Gold COM              35671D857      402     3349 SH       SOLE                     3349
General Electric Co.           COM              369604103     2054   112328 SH       SOLE                   112328
Goldman Sachs Group, Inc.      COM              38141G104     9839    58508 SH       SOLE                    58508
Hewlett Packard Company        COM              428236103      505    11992 SH       SOLE                    11992
Home Depot, Inc.               COM              437076102      347     9900 SH       SOLE                     9900
IBM Corporation                COM              459200101     1932    13167 SH       SOLE                    13167
Illinois Tool Works Inc.       COM              452308109      283     5300 SH       SOLE                     5300
Intel Corporation              COM              458140100      210    10000 SH       SOLE                    10000
Johnson & Johnson              COM              478160104    11327   183129 SH       SOLE                   183129
Kinder Morgan Energy Partners, COM              494550106      457     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     6664   211495 SH       SOLE                   211495
Laboratory Corp. of America Ho COM              50540R409     4939    56172 SH       SOLE                    56172
Leucadia National Corp.        COM              527288104      858    29400 SH       SOLE                    29400
Lockheed Martin Corp.          COM              539830109      256     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      350     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      290    11550 SH       SOLE                    11550
M & T Bank Corp.               COM              55261F104     1220    14010 SH       SOLE                    14010
McCormick & Co., Inc. Non-Voti COM              579780206      372     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101     1158    15081 SH       SOLE                    15081
McGraw Hill Companies          COM              580645109      437    12000 SH       SOLE                    12000
Microsoft Corporation          COM              594918104    12040   431398 SH       SOLE                   431398
Mohawk Industries Inc.         COM              608190104      409     7200 SH       SOLE                     7200
Norfolk Southern Corp.         COM              655844108      271     4315 SH       SOLE                     4315
Oracle Corp.                   COM              68389X105      338    10783 SH       SOLE                    10783
Pepsico, Inc.                  COM              713448108     1739    26612 SH       SOLE                    26612
Pfizer Inc.                    COM              717081103      729    41650 SH       SOLE                    41650
Praxair Inc.                   COM              74005P104      207     2166 SH       SOLE                     2166
Procter & Gamble Company       COM              742718109     5753    89424 SH       SOLE                    89424
Rayonier, Inc.                 COM              754907103      484     9210 SH       SOLE                     9210
Royal Dutch Shell PLC ADR      COM              780259206      427     6400 SH       SOLE                     6400
SPDR Gold Shares               COM              78463V107     2090    15063 SH       SOLE                    15063
SPDR S&P 500 ETF Trust         COM              78462F103    28209   224328 SH       SOLE                   224328
Sanofi-Aventis                 COM              80105N105     6328   196350 SH       SOLE                   196350
Schlumberger Ltd.              COM              806857108     9867   118163 SH       SOLE                   118163
Technology Select Sector SPDR  COM              81369Y803     1815    72050 SH       SOLE                    72050
The St. Joe Company            COM              790148100     3444   157620 SH       SOLE                   157620
Toronto Dominion Bank          COM              891160509      242     3260 SH       SOLE                     3260
US Bancorp                     COM              902973304     5391   199890 SH       SOLE                   199890
Union Pacific Corp.            COM              907818108      298     3212 SH       SOLE                     3212
United Technologies            COM              913017109      713     9062 SH       SOLE                     9062
Utilities Select Sector SPDR E COM              81369Y886     4721   150635 SH       SOLE                   150635
Vanguard Emerging Markets ETF  COM              922042858     1092    22685 SH       SOLE                    22685
Vanguard Energy ETF            COM              92204a306      450     4510 SH       SOLE                     4510
Vanguard Total Stock Market ET COM              922908769    20158   310458 SH       SOLE                   310458
Vanguard Value ETF             COM              922908744      293     5490 SH       SOLE                     5490
Verizon Communications         COM              92343v104      232     6495 SH       SOLE                     6495
Wal-Mart Stores, Inc.          COM              931142103      984    18248 SH       SOLE                    18248
Wells Fargo & Company          COM              949746101      359    11580 SH       SOLE                    11580
iShares MSCI All-Asia Ex-Japan COM              464288182      477     7493 SH       SOLE                     7493
iShares MSCI EAFE Index ETF    COM              464287465     1460    25084 SH       SOLE                    25084
iShares MSCI Emerging Markets  COM              464287234    18397   386148 SH       SOLE                   386148
iShares MSCI USA ESG Select So COM              464288802      344     6259 SH       SOLE                     6259
iShares Russell 2000 Index ETF COM              464287655      596     7615 SH       SOLE                     7615
iShares Russell Mid Cap Index  COM              464287499     1255    12333 SH       SOLE                    12333